United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/23

Date of Reporting Period: Six months ended 10/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2022

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2022 through October 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	90.7%
U.S. Treasury Securities	3.9%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	4.8%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2022 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 90.7%
		Basic Industry - Chemicals— 0.2%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 271,768
		Basic Industry - Metals & Mining— 0.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	284,051
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	153,952
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	300,887
		TOTAL	738,890
		Basic Industry - Paper— 0.0%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	53,280
		Capital Goods - Aerospace & Defense— 2.5%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	274,620
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	265,459
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	171,645
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	97,841
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	260,402
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	407,855
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	366,321
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	369,243
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	262,057
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	481,172
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	559,022
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	275,785
		TOTAL	3,791,422
		Capital Goods - Building Materials— 1.0%
500,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	419,029
600,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	573,659
250,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	200,505
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	223,517
200,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	179,568
		TOTAL	1,596,278
		Capital Goods - Construction Machinery— 2.4%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	415,186
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	342,923
500,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.450%, 10/14/2025	494,821
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	539,123
1,400,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	1,351,113
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	$ 436,747
	TOTAL	3,579,913
	Capital Goods - Diversified Manufacturing— 2.8%
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	530,488
800,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	686,649
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	243,580
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	434,689
500,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	417,447
400,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	390,307
580,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	440,426
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	246,876
345,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	323,102
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	387,368
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	185,760
	TOTAL	4,286,692
	Communications - Cable & Satellite— 1.5%
650,000	CCO Safari II LLC, 4.908%, 7/23/2025	631,439
200,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	178,746
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	705,000
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	704,247
	TOTAL	2,219,432
	Communications - Media & Entertainment— 1.4%
565,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	549,351
210,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.500%, 8/15/2027	192,892
250,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.850%, 8/15/2032	212,990
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	477,250
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	176,430
605,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	498,189
	TOTAL	2,107,102
	Communications - Telecom Wireless— 1.4%
250,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	226,446
250,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	210,589
180,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	137,371
200,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	175,517
350,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	323,080
750,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	664,086
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	329,668
	TOTAL	2,066,757
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wirelines— 1.5%
$ 600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	$ 523,729
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	258,333
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	200,240
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	213,931
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	222,772
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	86,996
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	105,728
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	727,939
	TOTAL	2,339,668
	Consumer Cyclical - Automotive— 2.8%
700,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	598,030
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	232,983
450,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	411,091
250,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	249,118
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	421,704
750,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	723,752
200,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	165,509
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	487,431
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	587,121
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	436,936
	TOTAL	4,313,675
	Consumer Cyclical - Leisure— 0.5%
355,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	316,010
500,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	425,310
	TOTAL	741,320
	Consumer Cyclical - Retailers— 3.3%
500,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	423,449
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	306,485
220,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	189,689
450,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	387,767
113,769	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	112,065
300,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	248,684
900,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	861,794
590,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	554,139
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	578,537
800,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	722,495
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	$ 241,985
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	401,328
	TOTAL	5,028,417
	Consumer Cyclical - Services— 2.0%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	144,022
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	333,030
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	288,854
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	157,412
300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	281,799
500,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	453,809
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	310,821
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	707,601
54,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	41,042
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	267,052
	TOTAL	2,985,442
	Consumer Non-Cyclical - Food/Beverage— 5.3%
1,250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	1,198,109
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	389,415
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	811,709
500,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	413,928
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	350,166
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	489,177
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	408,085
317,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	292,807
1,200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,125,204
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	454,310
600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	519,834
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	210,533
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	357,655
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	54,302
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	542,171
500,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	462,499
	TOTAL	8,079,904
	Consumer Non-Cyclical - Health Care— 0.7%
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	66,936
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	162,576
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	157,394
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 600,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	$ 566,670
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	75,220
	TOTAL	1,028,796
	Consumer Non-Cyclical - Pharmaceuticals— 3.4%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	249,278
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	490,227
265,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	242,230
110,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	96,237
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	56,231
670,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	578,114
800,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	735,111
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	343,300
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	455,592
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	145,643
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	481,308
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	138,749
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	460,069
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	397,187
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	254,022
	TOTAL	5,123,298
	Consumer Non-Cyclical - Supermarkets— 0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	134,436
	Consumer Non-Cyclical - Tobacco— 1.2%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	336,099
500,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	396,635
250,000	BAT Capital Corp., Sr. Unsecd. Note, 3.462%, 9/6/2029	202,221
300,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	307,118
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	285,439
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	247,341
	TOTAL	1,774,853
	Energy - Independent— 2.4%
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	460,981
860,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	864,352
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	657,533
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	559,427
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	192,886
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	486,165
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Independent— continued
$ 450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	$ 348,572
	TOTAL	3,569,916
	Energy - Integrated— 2.4%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	971,171
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	231,680
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	469,568
1,000,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	923,086
500,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	472,815
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	219,179
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	372,645
	TOTAL	3,660,144
	Energy - Midstream— 2.5%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	161,507
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	455,560
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	146,810
400,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	340,451
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	639,040
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	152,695
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	366,574
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	766,793
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	227,113
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	100,348
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	372,926
	TOTAL	3,729,817
	Energy - Refining— 1.3%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	587,542
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	144,185
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	829,942
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	455,794
	TOTAL	2,017,463
	Financial Institution - Banking— 21.9%
500,000	American Express Co., Sr. Unsecd. Note, 1.650%, 11/4/2026	430,861
500,000	American Express Co., Sr. Unsecd. Note, 3.375%, 5/3/2024	485,119
300,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/05/2027	299,784
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	883,787
2,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,581,184
350,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	310,656
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,302,730
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	$ 466,782
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	447,682
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	220,027
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	387,742
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	466,187
750,000	Citigroup, Inc., 4.125%, 7/25/2028	675,952
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	425,445
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	587,274
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	933,974
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	957,025
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	234,375
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	69,776
635,000	Comerica, Inc., 3.800%, 7/22/2026	595,363
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	960,076
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	437,032
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	602,987
400,000	Fifth Third Bank, Sr. Unsecd. Note, 5.852%, 10/27/2025	400,669
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	294,885
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	428,123
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	182,695
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	196,054
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	734,286
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	449,496
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	235,070
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	858,418
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	478,814
500,000	Huntington National Bank, Sr. Unsecd. Note, 4.008%, 5/16/2025	487,465
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,077,606
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	546,512
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	944,773
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	391,085
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	228,567
500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	484,658
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	312,175
410,000	M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	386,884
750,000	Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	687,448
500,000	Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	428,221
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	$ 322,752
500,000		Morgan Stanley, Sr. Unsecd. Note, 6.342%, 10/18/2033	507,639
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	738,334
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	485,005
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	499,204
1,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	899,559
500,000		PNC Financial Services Group, Sr. Unsecd. Note, 5.671%, 10/28/2025	500,729
107,884	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,311
500,000		State Street Corp., Sr. Unsecd. Note, 2.203%, 2/7/2028	434,009
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	292,363
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	405,669
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	694,256
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.900%, 10/28/2026	250,187
500,000		US Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	501,704
500,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	436,812
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	956,066
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	380,448
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	232,962
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	199,419
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	450,428
		TOTAL	33,228,580
		Financial Institution - Broker/Asset Mgr/Exchange— 2.0%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	459,574
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	971,206
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	208,311
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	178,075
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	229,835
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	151,103
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	470,099
400,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	390,629
		TOTAL	3,058,832
		Financial Institution - Finance Companies— 1.3%
505,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	430,374
210,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	169,803
500,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	449,978
600,000		Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	503,626
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Finance Companies— continued
$ 500,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	$ 429,650
	TOTAL	1,983,431
	Financial Institution - Insurance - Health— 0.9%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	531,486
500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	452,671
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	393,364
	TOTAL	1,377,521
	Financial Institution - Insurance - Life— 1.4%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	220,609
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	464,695
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	246,576
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	178,256
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	268,421
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	362,123
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	316,928
	TOTAL	2,057,608
	Financial Institution - Insurance - P&C— 1.0%
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	292,055
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	282,576
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	225,622
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	267,237
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	494,129
	TOTAL	1,561,619
	Financial Institution - REIT - Apartment— 0.9%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	483,304
295,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	268,501
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	78,305
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	292,045
320,000	Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	236,529
	TOTAL	1,358,684
	Financial Institution - REIT - Healthcare— 1.2%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	239,073
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	320,990
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	660,425
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	309,809
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Healthcare— continued
$ 400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	$ 326,979
	TOTAL	1,857,276
	Financial Institution - REIT - Office— 0.8%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	273,770
750,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	685,885
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	107,699
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	83,001
	TOTAL	1,150,355
	Financial Institution - REIT - Other— 0.5%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	201,365
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	157,929
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	344,722
	TOTAL	704,016
	Financial Institution - REIT - Retail— 0.9%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	203,284
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	327,705
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	197,055
500,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	459,000
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	241,822
	TOTAL	1,428,866
	Sovereign— 0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	693,807
	Technology— 6.0%
815,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	745,694
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,187,265
340,000	Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	327,530
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	244,915
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	459,924
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	219,512
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	215,476
300,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	281,188
150,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	149,846
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	387,316
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	405,088
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	286,863
200,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	185,185
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	250,764
500,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	489,748
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	357,195
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	$ 464,330
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	509,339
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	189,637
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	439,275
500,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	487,794
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	240,257
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	365,988
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	226,274
	TOTAL	9,116,403
	Technology Services— 0.8%
255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	218,951
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	273,246
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	512,585
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	71,717
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	112,630
	TOTAL	1,189,129
	Transportation - Airlines— 0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	174,145
	Transportation - Railroads— 0.5%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	217,513
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	198,573
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	356,908
	TOTAL	772,994
	Transportation - Services— 1.5%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	610,666
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	225,202
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	444,778
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	213,997
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	475,391
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	307,492
	TOTAL	2,277,526
	Utility - Electric— 4.7%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	295,545
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	98,621
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	256,764
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	340,834
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	$ 472,548
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	236,952
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	480,567
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	175,246
750,000	Enel Finance America LLC, Sr. Unsecd. Note, 144A, 7.100%, 10/14/2027	748,266
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	277,567
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	467,378
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	273,917
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	216,515
500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	502,589
590,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	567,641
485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	466,376
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	202,604
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	231,237
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	126,957
700,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	689,477
	TOTAL	7,127,601
	Utility - Natural Gas— 0.4%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	251,581
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	293,913
	TOTAL	545,494
	Utility - Natural Gas Distributor— 0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	535,576
	TOTAL CORPORATE BONDS (IDENTIFIED COST $152,485,508)	137,438,146
	U.S. TREASURIES— 3.9%
	U.S. Treasury Notes— 3.9%
5,500,000	United States Treasury Note, 3.250%, 6/30/2027	5,264,572
700,000	United States Treasury Note, 4.250%, 10/15/2025	696,403
	TOTAL U.S. TREASURIES (IDENTIFIED COST $6,223,039)	5,960,975
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	INVESTMENT COMPANY— 4.8%
7,315,365	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[3] (IDENTIFIED COST $7,310,453)	$ 7,310,976
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $166,019,000)[4]	150,710,097
	OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	926,918
	TOTAL NET ASSETS—100%	$151,637,015
At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[6]United States Treasury Notes 10-Year Long Futures	25	$2,764,844	December 2022	$(118,416)
[6]United States Treasury Notes 10-Year Ultra Long Futures	30	$3,479,531	December 2022	$(192,958)
Short Futures:
[6]United States Treasury Long Bond Short Futures	8	$964,000	December 2022	$122,929
[6]United States Treasury Ultra Bond Short Futures	1	$127,656	December 2022	$21,363
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(167,082)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
14

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2022	$3,243,615
Purchases at Cost	$47,371,847
Proceeds from Sales	$(43,301,933)
Change in Unrealized Appreciation/Depreciation	$523
Net Realized Gain/(Loss)	$(3,076)
Value as of 10/31/2022	$7,310,976
Shares Held as of 10/31/2022	7,315,365
Dividend Income	$45,638

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$137,392,835	$45,311	$137,438,146
U.S. Treasuries	—	5,960,975	—	5,960,975
Investment Company	7,310,976	—	—	7,310,976
TOTAL SECURITIES	$7,310,976	$143,353,810	$45,311	$150,710,097
Other Financial Instruments:[1]
Assets	$144,292	$—	$—	$144,292
Liabilities	(311,374)	—	—	(311,374)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(167,082)	$—	$—	$(167,082)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.29	$9.04	$8.93	$9.30
Income From Investment Operations:
Net investment income (loss)	0.11	0.18	0.23	0.27	0.27	0.28
Net realized and unrealized gain (loss)	(0.49)	(0.90)	0.33	0.24	0.19	(0.26)
Total From Investment Operations	(0.38)	(0.72)	0.56	0.51	0.46	0.02
Less Distributions:
Distributions from net investment income	(0.10)	(0.18)	(0.23)	(0.26)	(0.28)	(0.28)
Distributions from net realized gain	—	(0.10)	(0.02)	—	(0.07)	(0.11)
Total Distributions	(0.10)	(0.28)	(0.25)	(0.26)	(0.35)	(0.39)
Net Asset Value, End of Period	$8.12	$8.60	$9.60	$9.29	$9.04	$8.93
Total Return[1]	(4.48)%	(7.68)%	5.94%	5.71%	5.34%	0.16%
Ratios to Average Net Assets:
Net expenses[2]	0.57%[3]	0.57%	0.57%	0.57%	0.58%	0.57%
Net investment income	2.41%[3]	1.93%	2.32%	2.83%	3.12%	3.06%
Expense waiver/reimbursement[4]	0.28%[3]	0.26%	0.24%	0.24%	0.27%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,250	$122,743	$164,458	$125,942	$104,626	$139,886
Portfolio turnover[5]	19%	23%	28%	41%	23%	22%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.29	$9.04	$8.93	$9.30
Income From Investment Operations:
Net investment income (loss)	0.09	0.16	0.20	0.24	0.26	0.26
Net realized and unrealized gain (loss)	(0.48)	(0.90)	0.33	0.25	0.18	(0.26)
Total From Investment Operations	(0.39)	(0.74)	0.53	0.49	0.44	0.00[1]
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.20)	(0.24)	(0.26)	(0.26)
Distributions from net realized gain	—	(0.10)	(0.02)	—	(0.07)	(0.11)
Total Distributions	(0.09)	(0.26)	(0.22)	(0.24)	(0.33)	(0.37)
Net Asset Value, End of Period	$8.12	$8.60	$9.60	$9.29	$9.04	$8.93
Total Return[2]	(4.60)%	(7.91)%	5.68%	5.45%	5.08%	(0.09)%
Ratios to Average Net Assets:
Net expenses[3]	0.82%[4]	0.82%	0.82%	0.82%	0.83%	0.82%
Net investment income	2.16%[4]	1.69%	2.08%	2.58%	2.87%	2.82%
Expense waiver/reimbursement[5]	0.52%[4]	0.49%	0.47%	0.47%	0.51%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,387	$15,999	$19,535	$17,607	$16,943	$20,034
Portfolio turnover[6]	19%	23%	28%	41%	23%	22%

1	Represents less than $0.005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and Liabilities
October 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $7,310,976 of investments in an affiliated holding* (identified cost $166,019,000)	$150,710,097
Due from broker (Note 2)	108,515
Income receivable	1,266,352
Income receivable from an affiliated holding	14,983
Receivable for shares sold	189,506
Total Assets	152,289,453
Liabilities:
Payable for investments purchased	299,784
Payable for shares redeemed	195,098
Payable for variation margin on futures contracts	21,699
Income distribution payable	98,370
Payable for investment adviser fee (Note 5)	1,596
Payable for administrative fee (Note 5)	326
Payable for other service fees (Notes 2 and 5)	4,319
Accrued expenses (Note 5)	31,246
Total Liabilities	652,438
Net assets for 18,684,422 shares outstanding	$151,637,015
Net Assets Consist of:
Paid-in capital	$168,450,366
Total distributable earnings (loss)	(16,813,351)
Total Net Assets	$151,637,015
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($137,249,832 ÷ 16,911,852 shares outstanding), no par value, unlimited shares authorized	$8.12
Service Shares:
Net asset value per share ($14,387,183 ÷ 1,772,570 shares outstanding), no par value, unlimited shares authorized	$8.12

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended October 31, 2022 (unaudited)

Investment Income:
Interest	$2,023,640
Dividends (including $45,638 received from an affiliated holding*)	91,276
TOTAL INCOME	2,114,916
Expenses:
Investment adviser fee (Note 5)	353,874
Administrative fee (Note 5)	56,363
Custodian fees	8,957
Transfer agent fees	70,347
Directors’/Trustees’ fees (Note 5)	955
Auditing fees	15,073
Legal fees	4,424
Portfolio accounting fees	40,812
Distribution services fee (Note 5)	19,282
Other service fees (Notes 2 and 5)	24,696
Share registration costs	22,178
Printing and postage	10,891
Miscellaneous (Note 5)	13,139
TOTAL EXPENSES	640,991
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(190,129)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(24,700)
TOTAL WAIVERS AND REIMBURSEMENTS	(214,829)
Net expenses	426,162
Net investment income	1,688,754
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(3,076) on sales of investments in an affiliated holding*)	(1,120,092)
Net realized gain on futures contracts	284,445
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $523 on investments in an affiliated holding*)	(6,767,918)
Net change in unrealized appreciation of futures contracts	(453,413)
Net realized and unrealized gain (loss) on investments and futures contracts	(8,056,978)
Change in net assets resulting from operations	$(6,368,224)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2022	Year Ended 4/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,688,754	$3,519,525
Net realized gain (loss)	(835,647)	(169,551)
Net change in unrealized appreciation/depreciation	(7,221,331)	(16,362,996)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,368,224)	(13,013,022)
Distributions to Shareholders:
Institutional Shares	(1,444,911)	(4,961,336)
Service Shares	(157,673)	(526,096)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,602,584)	(5,487,432)
Share Transactions:
Proceeds from sale of shares	40,912,359	44,979,465
Net asset value of shares issued to shareholders in payment of distributions declared	1,000,038	4,161,296
Cost of shares redeemed	(21,046,261)	(75,892,042)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,866,136	(26,751,281)
Change in net assets	12,895,328	(45,251,735)
Net Assets:
Beginning of period	138,741,687	183,993,422
End of period	$151,637,015	$138,741,687
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
October 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of
Semi-Annual Shareholder Report
22

such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a
Semi-Annual Shareholder Report
23

reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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24

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $214,829 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$5,418	$(5,418)
Service Shares	19,278	—
TOTAL	$24,696	$(5,418)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
25

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,846,830 and $1,940,763, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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26

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$167,082*

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the
Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$284,445

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(453,413)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,907,407	$40,766,089	4,520,252	$42,885,522
Shares issued to shareholders in payment of distributions declared	101,547	854,005	391,243	3,674,908
Shares redeemed	(2,365,089)	(20,021,698)	(7,773,890)	(71,788,790)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,643,865	$21,598,396	(2,862,395)	$(25,228,360)
Semi-Annual Shareholder Report
27

	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,145	$146,270	221,331	$2,093,943
Shares issued to shareholders in payment of distributions declared	17,336	146,033	51,925	486,388
Shares redeemed	(121,397)	(1,024,563)	(448,363)	(4,103,252)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(86,916)	$(732,260)	(175,107)	$(1,522,921)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,556,949	$20,866,136	(3,037,502)	$(26,751,281)
4. FEDERAL TAX INFORMATION
At October 31, 2022, the cost of investments for federal tax purposes was $166,019,000. The net unrealized depreciation of investments for federal tax purposes was $15,475,985. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $301,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,777,108. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2022, the Adviser voluntarily waived $187,766 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2022, the Adviser reimbursed $2,363.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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28

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2022, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$19,282	$(19,282)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2022, FSSC received $280 and reimbursed $5,418 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
29

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2022, were as follows:
Purchases	$28,364,113
Sales	$17,330,378
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the six months ended October 31, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the six months ended October 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$955.20	$2.81
Service Shares	$1,000	$954.00	$4.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.91
Service Shares	$1,000	$1,021.07	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Intermediate Corporate Bond Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
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Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
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gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
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are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
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with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
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delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
47

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
October 31, 2022

Share Class | Ticker	A | FTIAX	A2 | FTIQX	Institutional | FSTYX	Service | FSTIX
R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2022 through October 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	45.8%
Corporate Bonds	44.9%
U.S. Treasury Securities	3.0%
Commercial Mortgage-Backed Securities	2.0%
Collateralized Mortgage Obligations	1.8%
Non-Agency Mortgage-Backed Securities	0.4%
Adjustable Rate Mortgages	0.1%
Mortgage-Backed Securities[3]	0.0%
Derivative Contracts[4]	(0.2)%
Bank Loan Core Fund	1.9%
Securities Lending Collateral[5]	0.3%
Cash Equivalents[6]	0.1%
Other Assets and Liabilities—Net[7]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2022 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 45.8%
	Auto Receivables— 29.2%
$ 3,000,000	AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	$ 2,856,822
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	1,849,393
1,760,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,661,060
2,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,839,630
2,025,000	AmeriCredit Automobile Receivables Trust 2021-1, Class C, 0.890%, 10/19/2026	1,891,622
5,100,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,610,924
4,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,128,943
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,511,270
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,112,791
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,103,703
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,319,106
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,780,564
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,609,806
264,564	Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	263,704
2,050,206	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	1,996,243
2,670,430	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	2,576,411
728,299	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	705,003
2,842,026	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	2,701,226
451,746	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	450,844
1,970,000	Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,964,152
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	5,879,165
4,280,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,148,289
8,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	7,910,617
3,360,941	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	3,356,456
3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,157,594
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,347,816
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,853,003
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	17,709,630
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,984,501
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,967,730
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,962,192
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,750,104
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	4,934,547
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	$ 2,466,963
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,685,311
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,749,625
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,797,085
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,665,692
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,903,389
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,438,864
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,631,248
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,434,794
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,615,284
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,842,941
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,117,046
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,336,887
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,688,857
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,886,322
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,649,612
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,036,910
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,635,883
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,517,004
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,676,566
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,289,356
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,417,296
8,500,000	Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,395,436
8,000,000	Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	6,965,488
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	1,969,515
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	3,970,225
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,468,213
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,931,860
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,879,754
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,475,977
7,000,000	NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	6,905,436
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,331,217
3,800,000	Nissan Auto Lease Trust 2022-A, Class A4, 4.120%, 7/15/2027	3,750,824
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 700,000	PenFed Auto Receivables Owner Trust 2022-A, Class B, 5.450%, 12/15/2028	$ 678,445
800,000	PenFed Auto Receivables Owner Trust 2022-A, Class D, 7.160%, 6/17/2030	774,382
2,492,412	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	2,408,663
879,675	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	851,967
3,759,567	Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	3,635,045
1,421,674	Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	1,416,983
2,369,456	Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	2,361,714
1,658,620	Santander Bank Auto Credit-Linked Notes 2022-B, Class E, 8.681%, 8/16/2032	1,653,294
3,750,000	Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	3,477,221
540,000	Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	491,987
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,891,806
4,507,718	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	4,475,852
3,275,000	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,183,402
3,165,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,008,350
15,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,260,399
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,659,281
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,342,102
2,500,000	Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,446,851
6,500,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,359,013
2,250,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,126,033
6,750,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,402,384
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,684,623
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,013,486
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,039,151
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	11,844,530
4,870,000	Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,805,141
6,330,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	5,827,180
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,752,326
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 19,529		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	$ 19,508
2,307,190		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	2,266,326
3,000,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,927,102
8,625,000		Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,084,337
3,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,807,109
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,653,682
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,375,651
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,598,781
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,250,270
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,423,381
1,767,985		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	1,766,532
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,902,799
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,548,386
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,238,751
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,329,794
		TOTAL	425,485,761
		Credit Card— 4.9%
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.962% (1-month USLIBOR +0.550%), 12/15/2025	9,923,709
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.982% (1-month USLIBOR +0.570%), 2/17/2026	3,004,085
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,626,290
6,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	5,854,720
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,549,184
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,143,128
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,570,671
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,840,745
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,918,592
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,489,670
4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	4,044,555
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,189,600
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,272,947
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,195,417
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,271,152
		TOTAL	70,894,465
		Equipment Lease— 4.4%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	2,958,041
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,360,337
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,501,230
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	$ 980,305
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,965,300
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,755,606
1,250,000		Dell Equipment Finance Trust 2022-2, Class C, 5.580%, 7/22/2027	1,210,273
2,000,000		Dell Equipment Finance Trust 2022-2, Class D, 5.720%, 1/24/2028	1,935,277
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	3,944,417
208,478		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	207,650
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,231,045
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,453,972
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,709,168
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,686,287
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,569,938
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,590,973
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,337,290
1,000,000		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	999,408
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	3,992,672
752,896		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	747,386
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,117,381
		TOTAL	64,253,956
		Home Equity Loan— 0.0%
6,478	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 3.892% (1-month USLIBOR +0.480%), 1/15/2028	5,884
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	145,978
328,249	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	151,862
		Other— 5.4%
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	1,994,613
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,784,123
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	958,074
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	937,371
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,800,416
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,843,559
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,775,166
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,727,107
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,965,064
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,446,117
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,668,064
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,864,876
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,255,627
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 685,956		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	$ 679,079
1,683,715		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	1,602,953
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,106,386
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,122,918
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,167,534
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,705,290
359,494		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	358,362
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,441,701
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,190,766
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,161,579
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,788,024
		TOTAL	78,344,769
		Student Loans— 1.9%
870,186	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.265% (1-month USLIBOR +0.680%), 10/25/2035	853,569
3,416,158		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	3,146,914
2,714,209		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,382,882
2,009,898		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	1,801,664
6,658,471		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	5,712,895
13,113,899	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.179% (1-month USLIBOR +0.690%), 4/20/2062	13,048,191
93,884	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 4.285% (1-month USLIBOR +0.700%), 3/26/2040	93,579
55,220	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 3.935% (1-month USLIBOR +0.350%), 2/25/2042	55,139
		TOTAL	27,094,833
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $704,989,257)	666,225,646
		CORPORATE BONDS— 44.9%
		Basic Industry - Metals & Mining— 0.3%
5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	4,298,378
		Capital Goods - Aerospace & Defense— 0.8%
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	2,987,992
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,675,668
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	4,772,821
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,063,721
		TOTAL	11,500,202
		Capital Goods - Construction Machinery— 1.0%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,938,352
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,875,226
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,405,278
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Construction Machinery— continued
$ 6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	$ 5,605,790
2,105,000	[3]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 10/11/2024	2,078,605
		TOTAL	14,903,251
		Capital Goods - Diversified Manufacturing— 1.1%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,975,596
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,004,158
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,849,465
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	688,532
3,500,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	3,405,303
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,611,251
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,261,003
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,472,149
		TOTAL	16,267,457
		Communications - Media & Entertainment— 0.5%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,627,798
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,526,344
		TOTAL	7,154,142
		Communications - Telecom Wireless— 0.5%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,387,018
		Communications - Telecom Wirelines— 0.1%
960,000		AT&T, Inc., Sr. Unsecd. Note, 3.683%, 3/25/2024	954,544
		Consumer Cyclical - Automotive— 3.7%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,854,838
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	4,813,334
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,217,373
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 3.716%, 12/13/2024	5,922,256
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,752,990
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	1,982,225
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.670%, 10/15/2024	4,853,309
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.839%, 2/26/2027	4,716,972
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,528,226
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,284,531
4,285,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,037,075
4,250,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	3,517,065
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	$ 6,665,220
		TOTAL	54,145,414
		Consumer Cyclical - Services— 0.3%
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,888,776
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,345,803
		TOTAL	4,234,579
		Consumer Non-Cyclical - Food/Beverage— 1.6%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,166,700
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,277,442
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,497,686
1,390,000	[1,3]	General Mills, Inc., Sr. Unsecd. Note, 5.089% (3-month USLIBOR +1.010%), 10/17/2023	1,397,079
4,190,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,802,886
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,375,896
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,916,512
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,190,748
		TOTAL	23,624,949
		Consumer Non-Cyclical - Health Care— 1.1%
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,130,012
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,882,253
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.580%, 10/18/2024	6,580,558
		TOTAL	16,592,823
		Consumer Non-Cyclical - Pharmaceuticals— 1.9%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,059,742
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.302% (3-month USLIBOR +1.010%), 12/15/2023	4,528,202
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,692,761
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,419,695
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,719,902
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,793,867
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,310,534
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,462,557
		TOTAL	26,987,260
		Consumer Non-Cyclical - Products— 0.2%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,516,357
		Consumer Non-Cyclical - Tobacco— 0.6%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	4,813,658
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,565,009
		TOTAL	8,378,667
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Integrated— 0.9%
$ 3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	$ 3,070,716
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,537,641
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,559,555
		TOTAL	13,167,912
		Energy - Midstream— 0.1%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,316,570
		Energy - Oil Field Services— 0.2%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,328,638
		Energy - Refining— 0.9%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	7,833,891
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,741,423
		TOTAL	13,575,314
		Financial Institution - Banking— 13.6%
4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	3,518,035
1,700,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 3.335%, 2/18/2025	1,681,560
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,564,432
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,846,821
2,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.342% (3-month BSBY +0.430%), 5/28/2024	2,462,425
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,446,946
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,547,384
10,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	9,502,261
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 3.250%, 10/25/2024	2,459,098
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,669,792
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	4,901,254
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,725,215
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,526,563
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,071,740
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	4,895,201
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,750,506
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,943,055
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 3.470%, 10/18/2024	4,910,224
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,552,669
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,785,681
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 3.744%, 1/25/2026	$ 1,120,184
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,623,827
3,000,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, 6.064%, 10/24/2025	3,022,669
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,176,338
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450%, 7/7/2025	6,725,094
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,405,969
5,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 3.033%, 8/9/2023	4,865,240
3,110,000		Deutsche Bank AG New York, 6.119%, 7/14/2026	2,966,013
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	754,704
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,956,073
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.488%, 12/6/2023	2,977,497
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.707% (3-month USLIBOR +0.750%), 2/23/2023	1,999,075
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.905%, 2/24/2028	3,580,265
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.970%, 10/21/2027	3,885,164
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,493,608
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,443,167
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,875,004
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.517%, 12/10/2025	4,873,332
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.790%, 9/22/2027	2,356,357
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,775,212
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,927,151
2,140,000		Morgan Stanley, Sr. Unsecd. Note, 3.675%, 1/24/2025	2,101,108
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	636,215
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	2,955,274
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,852,616
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	807,342
1,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.642%, 12/9/2022	1,469,236
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,595,652
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,048,604
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 3.806%, 9/29/2026	5,703,925
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,764,818
3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	3,009,618
3,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 5.660%, 10/25/2024	3,006,932
5,000,000	[3]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,717,303
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 2,915,000	[3]	Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	$ 2,783,716
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	3,956,271
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	852,998
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,757,347
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,314,533
		TOTAL	197,896,313
		Financial Institution - Finance Companies— 2.0%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,279,541
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,403,986
5,000,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,533,344
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,169,391
4,750,000	[1,3]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 3.642% (3-month USLIBOR +0.350%), 12/15/2022	4,746,725
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,560,730
1,770,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.239%, 7/25/2025	1,724,072
		TOTAL	29,417,789
		Financial Institution - Insurance - Health— 0.3%
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,598,035
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,777,867
		TOTAL	4,375,902
		Financial Institution - Insurance - Life— 2.9%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,280,212
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,775,137
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,205,123
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,726,811
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,351,359
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	2,869,046
5,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 3.380%, 1/14/2025	4,935,815
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,097,905
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,840,720
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	9,803,630
3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 3.170%, 8/23/2024	2,959,739
		TOTAL	41,845,497
		Financial Institution - Insurance - P&C— 0.5%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,629,390
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - P&C— continued
$ 1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 4.989% (3-month USLIBOR +0.910%), 7/15/2027	$ 876,906
		TOTAL	7,506,296
		Technology— 2.2%
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,036,362
2,500,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	2,440,983
2,985,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	2,988,827
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,608,872
2,500,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.500%, 7/15/2025	2,433,353
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,888,518
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,483,014
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,224,735
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	11,396,595
		TOTAL	32,501,259
		Transportation - Services— 0.5%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,206,616
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,458,285
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,930,196
		TOTAL	7,595,097
		Utility - Electric— 5.8%
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,680,745
4,670,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 4.919% (3-month USLIBOR +0.480%), 11/1/2023	4,638,632
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,643,065
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	5,831,980
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 3.335%, 5/13/2024	3,672,724
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,238,174
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 6.800%, 10/14/2025	2,672,784
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,591,249
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,781,662
2,625,000		Florida Power & Light Co., Sr. Unsecd. Note, 3.431%, 1/12/2024	2,597,427
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 3.345%, 6/28/2024	3,460,091
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 3.380%, 10/18/2024	7,271,516
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.389%, 3/1/2023	1,428,166
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,301,194
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	$ 5,404,921
2,995,000		PPL Electric Utilities Corp., 3.373%, 6/24/2024	2,953,662
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,408,743
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,709,460
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,677,281
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,684,700
		TOTAL	83,648,176
		Utility - Natural Gas— 1.0%
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	6,808,992
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,480,079
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	6,888,373
		TOTAL	15,177,444
		Utility - Natural Gas Distributor— 0.3%
3,830,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 3.620% (3-month USLIBOR +0.350%), 9/14/2023	3,813,965
		TOTAL CORPORATE BONDS (IDENTIFIED COST $693,660,409)	653,111,213
		U.S. TREASURIES— 3.0%
		U.S. Treasury Notes— 3.0%
15,000,000		3.125%, 8/15/2025	14,484,861
30,000,000		3.500%, 9/15/2025	29,247,954
		TOTAL U.S. TREASURIES (IDENTIFIED COST $44,228,047)	43,732,815
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.0%
		Commercial Mortgage— 2.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 4.662% (1-month USLIBOR +1.250%), 7/15/2035	4,813,410
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 4.510% (1-month USLIBOR +1.030%), 12/19/2030	3,840,652
8,550,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 4.830% (1-month USLIBOR +1.350%), 12/19/2030	8,145,499
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,000,675
1,555,824	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 4.135% (1-month USLIBOR +0.790%), 4/10/2046	1,551,363
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,188,040)	29,351,599
		COLLATERALIZED MORTGAGE OBLIGATIONS— 1.8%
		Federal Home Loan Mortgage Corporation— 1.1%
48		FHLMC REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	48
3,974		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	4,014
16,086		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	15,308
8,390		FHLMC REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	8,414
3,160		FHLMC REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	3,178
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 347,205	[1]	FHLMC REMIC, Series 3117, Class FE, 3.712% (1-month USLIBOR +0.300%), 2/15/2036	$ 343,329
39,553	[1]	FHLMC REMIC, Series 3152, Class WF, 3.872% (1-month USLIBOR +0.460%), 2/15/2034	39,330
105,543	[1]	FHLMC REMIC, Series 3317, Class F, 3.812% (1-month USLIBOR +0.400%), 7/15/2036	104,462
49,069	[1]	FHLMC REMIC, Series 3542, Class NF, 4.162% (1-month USLIBOR +0.750%), 7/15/2036	49,274
177,718	[1]	FHLMC REMIC, Series 3556, Class FA, 4.322% (1-month USLIBOR +0.910%), 7/15/2037	180,373
10,211,196		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,861,917
6,552,403	[1]	FHLMC REMIC, Series KF95, Class AL, 3.402% (1-month USLIBOR +0.260%), 11/25/2030	6,369,249
77,650		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	80,656
		TOTAL	16,059,552
		Federal National Mortgage Association— 0.5%
101		FNMA REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	101
549	[1]	FNMA REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	551
79	[1]	FNMA REMIC, Series 1993-179, Class FO, 4.043% (3-month Constant Maturity Treasury +0.700%, Floor 4.000%), 10/25/2023	78
29,634		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	29,829
23,336	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.085% (1-month USLIBOR +0.500%), 9/25/2032	23,344
3,300		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	3,220
83,347	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.015% (1-month USLIBOR +0.430%), 6/25/2036	82,866
423,504	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.035% (1-month USLIBOR +0.450%), 7/25/2037	420,884
53,096	[1]	FNMA REMIC, Series 2008-69, Class FB, 4.585% (1-month USLIBOR +1.000%), 6/25/2037	53,644
121,333	[1]	FNMA REMIC, Series 2009-69, Class F, 4.435% (1-month USLIBOR +0.850%), 4/25/2037	122,278
185,452	[1]	FNMA REMIC, Series 2010-74, Class AF, 4.125% (1-month USLIBOR +0.540%), 7/25/2037	184,626
136,869	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.035% (1-month USLIBOR +0.450%), 3/25/2041	135,655
995,119	[1]	FNMA REMIC, Series 2012-1, Class PF, 3.985% (1-month USLIBOR +0.400%), 2/25/2042	980,608
797,703	[1]	FNMA REMIC, Series 2017-24, Class FB, 3.935% (1-month USLIBOR +0.350%), 4/25/2047	783,135
4,115,369	[1]	FNMA REMIC, Series 2020-68, Class FB, 3.384% (1-month USLIBOR +0.300%), 10/25/2060	4,029,474
8,208	[1]	FNMA, Class FB, 4.085% (1-month USLIBOR +0.500%), 8/25/2039	8,207
		TOTAL	6,858,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Government National Mortgage Association— 0.2%
$ 1,334,924	[1]	GNMA REMIC, Series 2013-H16, Class FA, 3.173% (1-month USLIBOR +0.540%), 7/20/2063	$ 1,323,071
1,247,775	[1]	GNMA REMIC, Series 2013-H17, Class FA, 3.183% (1-month USLIBOR +0.550%), 7/20/2063	1,238,936
		TOTAL	2,562,007
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,217,533)	25,480,059
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.4%
		Non-Agency Mortgage— 0.4%
2,079		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.676%, 3/25/2033	1,886
2,623		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,488
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	3,993,584
109,685		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.803%, 9/25/2034	77,573
611,387		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	507,465
438,417		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	362,947
20,186		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	20,191
188,481	[1]	Washington Mutual 2006-AR15, Class 1A, 2.210% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	168,823
201,697	[1]	Washington Mutual 2006-AR17, Class 1A, 1.924% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	171,250
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,575,692)	5,306,207
	[1]	ADJUSTABLE RATE MORTGAGES— 0.1%
		Federal Home Loan Mortgage Corporation— 0.0%
176,679		FHLMC ARM, 2.239%, 3/1/2033	177,083
1,446		FHLMC ARM, 5.342%, 11/1/2030	1,470
		TOTAL	178,553
		Federal National Mortgage Association— 0.1%
206,353		FNMA ARM, 1.916%, 8/1/2033	196,840
177,838		FNMA ARM, 2.461%, 5/1/2034	172,032
81,904		FNMA ARM, 2.486%, 4/1/2028	79,754
79,142		FNMA ARM, 2.504%, 5/1/2040	79,904
9,174		FNMA ARM, 2.664%, 10/1/2027	8,961
		TOTAL	537,491
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $740,042)	716,044
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal National Mortgage Association— 0.0%
35,612		FNMA, Pool 728568, 6.500%, 10/1/2033	37,185
		Government National Mortgage Association— 0.0%
407		GNMA, Pool 354754, 7.500%, 2/15/2024	408
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Government National Mortgage Association— continued
$ 702	GNMA, Pool 423843, 8.500%, 8/15/2026	$ 715
	TOTAL	1,123
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $38,782)	38,308
	INVESTMENT COMPANIES— 2.3%
3,287,141	Bank Loan Core Fund	28,565,256
4,294,250	Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[4]	4,294,250
1,149,553	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[4]	1,148,863
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,841,478)	34,008,369
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $1,545,479,280)[5]	1,457,970,260
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(3,883,031)
	TOTAL NET ASSETS—100%	$1,454,087,229
At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	550	$112,410,547	December 2022	$(2,369,013)
United States Treasury Notes 5-Year Long Futures	300	$31,978,125	December 2022	$(165,387)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,534,400)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
Affiliates	Value as of 4/30/2022	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$93,077,142	$1,767,101	$(61,151,000)
Federated Hermes Government Obligations Fund*	$1,226,233	$22,603,850	$(19,535,833)
Federated Hermes Institutional Prime Value Obligations Fund	$7,060,826	$658,578,105	$(664,497,044)
TOTAL OF AFFILIATED TRANSACTIONS	$101,364,201	$682,949,056	$(745,183,877)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2022	Shares Held as of 10/31/2022	Dividend Income
$(992,107)	$(4,135,880)	$28,565,256	3,287,141	$1,767,749
N/A	N/A	$4,294,250	4,294,250	$9,953
$—	$6,976	$1,148,863	1,149,553	$324,280
$(992,107)	$(4,128,904)	$34,008,369	8,730,944	$2,101,982

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,545,479,280.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$666,225,646	$0	$666,225,646
Corporate Bonds	—	653,111,213	—	653,111,213
U.S. Treasuries	—	43,732,815	—	43,732,815
Commercial Mortgage-Backed Securities	—	29,351,599	—	29,351,599
Collateralized Mortgage Obligations	—	25,480,059	—	25,480,059
Non-Agency Mortgage-Backed Securities	—	5,306,207	—	5,306,207
Adjustable Rate Mortgages	—	716,044	—	716,044
Mortgage-Backed Securities	—	38,308	—	38,308
Investment Companies	34,008,369	—	—	34,008,369
TOTAL SECURITIES	$34,008,369	$1,423,961,891	$0	$1,457,970,260
Other Financial Instruments:[1]
Liabilities	$(2,534,400)	$—	$—	$(2,534,400)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,534,400)	$—	$—	$(2,534,400)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.52	$8.49	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.05	0.08	0.11	0.18	0.17	0.11
Net realized and unrealized gain (loss)	(0.19)	(0.33)	0.20	0.03	0.05	(0.07)
Total From Investment Operations	(0.14)	(0.25)	0.31	0.21	0.22	0.04
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.12)	(0.18)	(0.17)	(0.11)
Distributions from net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.05)	(0.09)	(0.13)	(0.18)	(0.17)	(0.11)
Net Asset Value, End of Period	$8.17	$8.36	$8.70	$8.52	$8.49	$8.44
Total Return[1]	(1.64)%	(2.94)%	3.56%	2.44%	2.59%	0.47%
Ratios to Average Net Assets:
Net expenses[2]	0.63%[3]	0.63%	0.62%	0.79%	0.96%	1.11%
Net investment income	1.28%[3]	0.91%	1.23%	2.05%	1.99%	1.28%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.09%	0.08%	0.14%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$300,179	$453,924	$632,973	$91,446	$86,807	$52,740
Portfolio turnover[5]	13%	37%	20%	39%	40%	28%

1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A2 Shares
(For a Share Outstanding Throughout each Period)
	Six Months Ended (unaudited) 10/31/2022[1]	Period Ended 4/30/2022[1,2]
Net Asset Value, Beginning of Period	$8.35	$8.64
Income From Investment Operations:
Net investment income (loss)	0.05	0.04
Net realized and unrealized gain (loss)	(0.18)	(0.28)
Total From Investment Operations	(0.13)	(0.24)
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)
Distributions from net realized gain	—	(0.01)
Total Distributions	(0.05)	(0.05)
Net Asset Value, End of Period	$8.17	$8.35
Total Return[3]	(1.52)%	(2.86)%
Ratios to Average Net Assets:
Net expenses[4]	0.64%[5]	0.63%[5]
Net investment income	1.43%[5]	0.91%[5]
Expense waiver/reimbursement[6]	—%[5]	0.07%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]
Portfolio turnover[8]	13%	37%[9]

1
Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from November 17, 2021 (commencement of operations) to April 30, 2022.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended April 30, 2022.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.52	$8.49	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.06	0.10	0.14	0.21	0.22	0.17
Net realized and unrealized gain (loss)	(0.20)	(0.33)	0.19	0.03	0.05	(0.07)
Total From Investment Operations	(0.14)	(0.23)	0.33	0.24	0.27	0.10
Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.14)	(0.21)	(0.22)	(0.17)
Distributions from net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.06)	(0.11)	(0.15)	(0.21)	(0.22)	(0.17)
Net Asset Value, End of Period	$8.16	$8.36	$8.70	$8.52	$8.49	$8.44
Total Return[2]	(1.63)%	(2.70)%	3.82%	2.87%	3.21%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.37%[4]	0.37%	0.37%	0.37%	0.37%	0.36%
Net investment income	1.53%[4]	1.16%	1.57%	2.47%	2.59%	2.04%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.11%	0.10%	0.14%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$815,329	$1,152,478	$1,131,124	$960,898	$844,119	$438,235
Portfolio turnover[6]	13%	37%	20%	39%	40%	28%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.35	$8.69	$8.52	$8.48	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.05	0.08	0.11	0.19	0.20	0.16
Net realized and unrealized gain (loss)	(0.19)	(0.33)	0.18	0.04	0.04	(0.07)
Total From Investment Operations	(0.14)	(0.25)	0.29	0.23	0.24	0.09
Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.11)	(0.19)	(0.20)	(0.16)
Distributions from net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.05)	(0.09)	(0.12)	(0.19)	(0.20)	(0.16)
Net Asset Value, End of Period	$8.16	$8.35	$8.69	$8.52	$8.48	$8.44
Total Return[2]	(1.65)%	(2.97)%	3.41%	2.70%	2.89%	1.09%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.65%	0.65%	0.65%	0.57%	0.48%
Net investment income	1.27%[4]	0.88%	1.30%	2.19%	2.37%	1.91%
Expense waiver/reimbursement[5]	0.10%[4]	0.08%	0.10%	0.10%	0.11%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$171,849	$208,121	$304,881	$337,987	$372,876	$417,673
Portfolio turnover[6]	13%	37%	20%	39%	40%	28%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2022	Year Ended April 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.36	$8.70	$8.53	$8.49	$8.45	$8.51
Income From Investment Operations:
Net investment income (loss)	0.07	0.10	0.14	0.21	0.22	0.17
Net realized and unrealized gain (loss)	(0.19)	(0.33)	0.18	0.04	0.04	(0.06)
Total From Investment Operations	(0.12)	(0.23)	0.32	0.25	0.26	0.11
Less Distributions:
Distributions from net investment income	(0.07)	(0.10)	(0.14)	(0.21)	(0.22)	(0.17)
Distributions from net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.07)	(0.11)	(0.15)	(0.21)	(0.22)	(0.17)
Net Asset Value, End of Period	$8.17	$8.36	$8.70	$8.53	$8.49	$8.45
Total Return[1]	(1.50)%	(2.67)%	3.72%	3.02%	3.11%	1.35%
Ratios to Average Net Assets:
Net expenses[2]	0.34%[3]	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income	1.59%[3]	1.20%	1.59%	2.48%	2.66%	2.19%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.08%	0.08%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,731	$179,549	$205,293	$147,771	$68,022	$13,637
Portfolio turnover[5]	13%	37%	20%	39%	40%	28%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $4,202,380 of securities loaned and $34,008,369 of investments in affiliated holdings* (identified cost $1,545,479,280)	$1,457,970,260
Due from broker (Note 2)	1,027,500
Income receivable	3,468,110
Income receivable from affiliated holdings	251,279
Receivable for investments sold	2,307,168
Receivable for shares sold	1,812,068
Total Assets	1,466,836,385
Liabilities:
Payable for investments purchased	217,468
Payable for shares redeemed	7,531,063
Payable for variation margin on futures contracts	247,651
Payable for collateral due to broker for securities lending (Note 2)	4,294,250
Income distribution payable	104,989
Payable for investment adviser fee (Note 5)	8,495
Payable for administrative fee (Note 5)	3,129
Payable for other service fees (Notes 2 and 5)	104,816
Accrued expenses (Note 5)	237,295
Total Liabilities	12,749,156
Net assets for 178,111,308 shares outstanding	$1,454,087,229
Net Assets Consist of:
Paid-in capital	$1,558,539,230
Total distributable earnings (loss)	(104,452,001)
Total Net Assets	$1,454,087,229
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($300,178,558 ÷ 36,763,979 shares outstanding), no par value, unlimited shares authorized	$8.17
Offering price per share (100/99.00 of $8.17)	$8.25
Redemption proceeds per share	$8.17
Class A2 Shares:[1]
Net asset value per share ($95 ÷ 12 shares outstanding), no par value, unlimited shares authorized	$8.17
Offering price per share (100/98.50 of $8.17)	$8.29
Redemption proceeds per share	$8.17
Institutional Shares:
Net asset value per share ($815,328,626 ÷ 99,868,773 shares outstanding), no par value, unlimited shares authorized	$8.16
Offering price per share	$8.16
Redemption proceeds per share	$8.16
Service Shares:
Net asset value per share ($171,848,798 ÷ 21,065,657 shares outstanding), no par value, unlimited shares authorized	$8.16
Offering price per share	$8.16
Redemption proceeds per share	$8.16
Class R6 Shares:
Net asset value per share ($166,731,152 ÷ 20,412,887 shares outstanding), no par value, unlimited shares authorized	$8.17
Offering price per share	$8.17
Redemption proceeds per share	$8.17

*	See information listed after the Fund’s Portfolio of Investments.
1	Net Asset per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2022 (unaudited)

Investment Income:
Interest	$12,679,494
Dividends (including $2,092,029 received from affiliated holdings*)	4,194,011
Net income on securities loaned (includes $9,953 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,957
TOTAL INCOME	16,875,462
Expenses:
Investment adviser fee (Note 5)	2,646,831
Administrative fee (Note 5)	692,850
Custodian fees	31,992
Transfer agent fees (Note 2)	542,837
Directors’/Trustees’ fees (Note 5)	6,641
Auditing fees	15,073
Legal fees	4,554
Portfolio accounting fees	123,851
Other service fees (Notes 2 and 5)	710,687
Share registration costs	76,719
Printing and postage	53,096
Miscellaneous (Note 5)	17,114
TOTAL EXPENSES	4,922,245
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(710,491)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(169,518)
TOTAL WAIVER AND REIMBURSEMENT	(880,009)
Net expenses	4,042,236
Net investment income	12,833,226
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(4,128,904) on sales of investments in affiliated holdings*)	(18,659,261)
Net realized gain on futures contracts	2,221,052
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(992,107) on investments in affiliated holdings*)	(18,076,677)
Net change in unrealized appreciation of futures contracts	(3,747,802)
Net realized and unrealized gain (loss) on investments and futures contracts	(38,262,688)
Change in net assets resulting from operations	$(25,429,462)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2022	Year Ended 4/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,833,226	$25,557,032
Net realized gain (loss)	(16,438,209)	4,952,669
Net change in unrealized appreciation/depreciation	(21,824,479)	(96,188,488)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(25,429,462)	(65,678,787)
Distributions to Shareholders:
Class A Shares	(2,406,349)	(6,630,659)
Class A2 Shares	(0)[1]	(0)[1,2]
Institutional Shares	(7,669,845)	(15,837,777)
Service Shares	(1,207,507)	(2,769,638)
Class R6 Shares	(1,362,891)	(2,538,637)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,646,592)	(27,776,711)
Share Transactions:
Proceeds from sale of shares	328,739,092	1,396,336,283
Net asset value of shares issued to shareholders in payment of distributions declared	12,068,333	26,468,803
Cost of shares redeemed	(842,715,909)	(1,609,549,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(501,908,484)	(186,744,735)
Change in net assets	(539,984,538)	(280,200,233)
Net Assets:
Beginning of period	1,994,071,767	2,274,272,000
End of period	$1,454,087,229	$1,994,071,767

1	Represents less than $1.
2	The Fund’s A2 Class commenced operations on November 17, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class A2 Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
The Fund’s Class A2 Shares commenced operations on November 17, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Semi-Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the
Semi-Annual Shareholder Report

NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $880,009 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended October 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$91,637	$—
Class A2 Shares	—	—
Institutional Shares	347,644	(147,623)
Service Shares	95,123	(21,895)
Class R6 Shares	8,433	—
TOTAL	$542,837	$(169,518)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A2 Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$474,445
Service Shares	236,242
TOTAL	$710,687
Semi-Annual Shareholder Report

For the six months ended October 31, 2022, the Fund’s Class A2 Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $104,584,543 and $59,576,142, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2022, the Fund had no outstanding foreign exchange contracts and no activity for the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities
Semi-Annual Shareholder Report

while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,202,380	$4,294,250
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$2,534,400*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,221,052

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,747,802)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,167,548	$17,983,473	56,199,539	$487,428,520
Shares issued to shareholders in payment of distributions declared	290,359	2,402,534	769,199	6,623,561
Shares redeemed	(19,994,596)	(165,619,530)	(75,429,255)	(648,724,008)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(17,536,689)	$(145,233,523)	(18,460,517)	$(154,671,927)
Semi-Annual Shareholder Report

	Six Months Ended 10/31/2022		Period Ended 4/30/2022[1]
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	12	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	—	$—	12	$100
	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,843,997	$272,068,283	85,149,497	$734,380,806
Shares issued to shareholders in payment of distributions declared	897,982	7,433,533	1,791,620	15,401,124
Shares redeemed	(71,776,328)	(595,516,691)	(79,099,145)	(677,593,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(38,034,349)	$(316,014,875)	7,841,972	$72,188,381
	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,063,568	$8,815,203	6,777,129	$58,567,385
Shares issued to shareholders in payment of distributions declared	125,866	1,039,677	275,774	2,372,800
Shares redeemed	(5,041,103)	(41,697,406)	(17,210,035)	(147,347,039)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,851,669)	$(31,842,526)	(10,157,132)	$(86,406,854)
	Six Months Ended 10/31/2022		Year Ended 4/30/2022
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,618,186	$29,872,133	13,438,151	$115,959,472
Shares issued to shareholders in payment of distributions declared	144,170	1,192,589	240,867	2,071,318
Shares redeemed	(4,819,570)	(39,882,282)	(15,800,832)	(135,885,225)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,057,214)	$(8,817,560)	(2,121,814)	$(17,854,435)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(60,479,921)	$(501,908,484)	(22,897,479)	$(186,744,735)

1	Reflects operations for the period from November 17, 2021 (commencement of operations) to April 30, 2022.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At October 31, 2022, the cost of investments for federal tax purposes was $1,545,479,280. The net unrealized depreciation of investments for federal tax purposes was $90,043,420. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $220,745 and net unrealized depreciation from investments for those securities having an excess of cost over value of $90,264,165. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2022, the Adviser voluntarily waived $694,189 of its fee and voluntarily reimbursed $169,518 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2022, the Adviser reimbursed $16,302.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A2 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A2 Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2022, the Fund did not retain any sales charges.
Other Service Fees
For the six months ended October 31, 2022, FSSC received $10,386 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A2 Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2022, were as follows:
Purchases	$74,564,863
Sales	$580,559,601
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the six months ended October 31, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the six months ended October 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless
Semi-Annual Shareholder Report

disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$983.60	$3.15
Class A2 Shares	$1,000	$984.80	$3.20
Institutional Shares	$1,000	$983.70	$1.85
Service Shares	$1,000	$983.50	$3.25
Class R6 Shares	$1,000	$985.00	$1.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.03	$3.21
Class A2 Shares	$1,000	$1,021.98	$3.26
Institutional Shares	$1,000	$1,023.34	$1.89
Service Shares	$1,000	$1,021.93	$3.31
Class R6 Shares	$1,000	$1,023.49	$1.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.63%
Class A2 Shares	0.64%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Short-Term Income Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Semi-Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Semi-Annual Shareholder Report

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared
Semi-Annual Shareholder Report

with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Semi-Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C498
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2022